Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital stock	Legal reserve	Reserve for repurchase of shares	Other Comprehensive income	Retained earnings	Non-controlling interests [member]
Balances at January 1 at Dec. 31, 2015	$ 20,408,051	$ 7,767,276	$ 747,077	$ 3,680,436	$ 492,786	$ 7,720,476
Comprehensive income:
Net profit for the year	3,629,262					3,629,262
Other comprehensive income (expense) accounted for by the equity method	400,346				400,346
Remeasurement of labor obligations	(705)					(705)
Total comprehensive income	4,028,903				400,346	3,628,557
Transfers to legal reserve			146,056			(146,056)
Transfers to the reserve for acquisitions of shares (Note 13)				1,364,818		(1,364,818)
Dividends paid	(1,683,000)					(1,683,000)
Balance at December 31 at Dec. 31, 2016	22,753,954	7,767,276	893,133	5,045,254	893,132	8,155,159
Balances at January 1 at Dec. 31, 2016	22,753,954	7,767,276	893,133	5,045,254	893,132	8,155,159
Comprehensive income:
Net profit for the year	6,750,165					5,834,484	$ 915,681
Other comprehensive income (expense) accounted for by the equity method	(237,617)				(237,617)
Cancellation of the effect of foreign currency translation in the joint venture	655,515				(655,515)
Effect of foreign currency translation in subsidiaries	315,021				195,511		119,510
Remeasurement of labor obligations	(2,739)					(2,739)
Total comprehensive income	6,169,315				(697,621)	5,831,745	1,035,191
Transfers to legal reserve			181,869			(181,869)
Transfers to the reserve for acquisitions of shares (Note 13)				2,007,381		(2,007,381)
Dividends paid	(1,848,000)					(1,848,000)
Non-controlling interest	6,613,032						6,613,032
Balance at December 31 at Dec. 31, 2017	33,688,301	7,767,276	1,075,002	7,052,635	195,511	9,949,654	7,648,223
Comprehensive income:
Net profit for the year	5,119,806					4,987,601	132,205
Effect of foreign currency translation in subsidiaries	116,059				(5,720)		121,779
Remeasurement of labor obligations	4,692					4,692
Total comprehensive income	5,240,557				(5,720)	4,992,293	253,984
Transfers to legal reserve			291,865			(291,865)
Transfers to the reserve for acquisitions of shares (Note 13)				2,809,627		(2,809,627)
Dividends paid	(2,034,000)					(2,034,000)
Non-controlling interest	(213,469)					113,534	(327,003)
Balance at December 31 at Dec. 31, 2018	$ 36,681,389	$ 7,767,276	$ 1,366,867	$ 9,862,262	$ 189,791	$ 9,919,989	$ 7,575,204